Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
In accordance with the PVP disclosure rule, the following table sets forth (i) the total and average total compensation set forth in the SCT for the CEO and the NEOs as a group (excluding the CEO), respectively; (ii) the total and average total CAP (as determined in accordance with Item 402(v)) for the CEO and the NEOs as a group (excluding the CEO), respectively;
(iii) the Company’s
cumulative
TSR (“Cumulative TSR”) and the cumulative TSR (“Peer Group Cumulative TSR”) of our Item 402(v) peer group (“PVP Peer Group”), as determined in accordance with Item 402(v); and (iv) Net Income and Adjusted Operating Income, for the previous three years.

					Value of Initial Fixed $100 Investment Based on (4) :
Year(a) (1)	SCT Total for PEO(b)	Compensation Actually Paid to PEO(c) (2)(3)	Average SCT Total for Non-PEO NEOs(d) (3)	Average Compensation Actually Paid to Non-PEO NEOs(e) (2)(3)	Total Shareholder Return(f)	Peer Group Total Shareholder Return(g) (5)	Net Income ($ in millions) (h)	Adjusted Operating Income ($ in millions) (i) (6)
2022	$15,376,344	$4,822,793	$4,550,657	$530,131	$94	$86	$328	$886
2021	$13,306,375	$23,444,040	$4,073,394	$6,711,337	$136	$128	$374	$958
2020	$14,714,769	$16,162,189	$4,507,854	$5,697,177	$117	$117	$159	$614

(1)	Mr. Scott served as PEO and Messrs. Cardew, Orsini, DiDonato and Esposito served as non-PEO NEOs for 2022, 2021 and 2020.

(2)
Represents CAP for our PEO and average CAP for our
non-PEO
NEOs as a group, as determined in accordance with Item 402(v) and does not reflect the compensation ultimately earned or realized by our PEO or non-PEO
NEOs.

(3)	Reflects the average SCT and CAP “Total Compensation” of each of the non-PEO NEOs (determined as set forth below).

(4)
Reflects our Cumulative TSR and our Peer Group Cumulative TSR for each measurement period from December 31, 2019 through December 31, 2022. Dividends are assumed to be reinvested, and the returns of each company in our PVP Peer Group are weighted to reflect relative stock market capitalization. Results assume that $100 was invested on December 31, 2019, in each of our common stock and the stocks comprising our PVP Peer Group.

(5)
Our PVP Peer Group is the same peer group used in the
Performance
Graph for
purposes
of Item 201(e)(1)(ii) of Regulation
S-K
in our Annual Report on Form
10-K
(“10-K
Peer Group”). Our
10-K
Peer Group was selected because we do not believe that there is a single published industry or line of business index that is appropriate for comparing total shareholder returns. As a result, our selected
10-K
Peer Group is

comprised of representative independent automotive suppliers whose common stock is publicly traded. For 2022, column (g) reflects the three-year Peer Group Cumulative TSR, that was determined using our 2022
10-K
Peer Group, which is comprised of the following companies: Adient plc, American Axle & Manufacturing Holdings Inc., Aptiv PLC, Autoliv, Inc., BorgWarner Inc., Continental AG, Cooper-Standard Holdings Inc., Dana Incorporated, Faurecia, Gentex Corporation, Gentherm Incorporated, Magna International Inc., Valeo and Visteon Corporation. For 2021 and 2020, column (g) reflects the two-year
and
one-year
Peer Group Cumulative TSR, respectively, of our
10-K
Peer Group used in 2021 and 2020. This prior
10-K
Peer Group included the same companies as our 2022
10-K
Peer Group, plus Tenneco Inc. In 2022, Tenneco Inc. was acquired and is no longer a publicly traded company. As such, Tenneco Inc. is excluded from our
10-K
Peer Group. The 2022 three-year Peer Group Cumulative TSR reportable in column (g) would have been $85 if Tenneco Inc. had not been acquired and thus removed from our 2022
10-K
Peer Group.

(6)
Adjusted Operating Income is a performance measure in the annual incentive plan and highly correlated to the other financial measures used in the annual and long-term incentive plans. See “Compensation Discussion and Analysis” for a description of how this measure is determined in 2022 and our “Compensation Discussion and Analysis” sections from our 2021 and 2022 proxies for how this value is determined for 2020 and 2021, respectively.

Reconciliations of SCT Total Compensation to CAP Total Compensation for our PEO and Average SCT Total
Compensation to Average CAP Total Compensation for our
non-PEO
NEOs is shown below:

Adjustments to Determine CAP for PEO
Year	2022	2021	2020

SCT Total for PEO	$15,376,344	$13,306,375	$14,714,769
Pension Adjustments (1)
Subtract “Change in Actuarial Present Value” reported in the SCT	$0	$0	($366,594)
Equity Adjustments (2)
Subtract grant date fair value reported in the “Stock Awards” and “Option Awards” columns in the SCT	($11,118,747)	(9,737,072)	(11,700,831)
Add 1. Granted During the Year : end of year fair value of equity awards granted during the year that remain unvested as of year-end	$7,283,518	$12,089,428	$14,420,251
Add/Subtract 2. Prior Awards that Remain Outstanding : the change in fair value during the year of equity awards granted in a prior year that remain outstanding and unvested as of year-end	($3,867,535)	$1,757,058	$126,205
Add/Subtract 3. Prior Awards that Vested During the Year : the change in fair value of equity awards that vested during the year from the last day of the prior year to the vesting date	($2,850,787)	$6,028,251	($1,031,611)
TOTAL ADJUSTMENTS	($10,553,551)	$10,137,665	$1,447,420

CAP Total for PEO	$4,822,793	$23,444,040	$16,162,189

Adjustments to Determine Average CAP for Non-PEO NEOs
Year	2022	2021	2020

Average SCT Total for Non-PEO NEOs	$4,550,657	$4,073,394	$4,507,854
Pension Adjustments (1)
Subtract “Change in Actuarial Present Value” reported in the SCT	$0	$0	($65,707)
Equity Adjustments (2)
Subtract grant date fair value reported in the “Stock Awards” and “Option Awards” columns in the SCT	($2,631,326)	($2,431,458)	(3,194,013)
Add 1. Granted During the Year : end of year fair value of equity awards granted during the year that remain unvested as of year-end	$1,730,867	$3,009,472	$3,909,610
Add/Subtract 2. Prior Awards that Remain Outstanding : the change in fair value during the year of equity awards granted in a prior year that remain outstanding and unvested as of year-end	($2,238,827)	$1,110,158	$506,184
Add/Subtract 3. Prior Awards that Vested During the Year : the change in fair value of equity awards that vested during the year from the last day of the prior year to the vesting date	($881,241)	$949,771	$33,249
TOTAL ADJUSTMENTS	($4,020,526)	$2,637,943	$1,189,323

Average CAP Total for Non-PEO NEOs	$530,131	$6,711,337	$5,697,177

(1)
For all years, there was no pension value attributable to “service cost” or “prior service cost,” so no adjustments are reflected for these values required to be added as part of the CAP pension adjustments.

(2)
For all years, (a) no equity awards vested in the year of grant, (b) no equity awards granted in prior years were forfeited, (c) no equity awards were modified during the year, and (d) no dividends or other earnings were paid prior to the applicable vesting date that were not otherwise accounted for in total compensation for the year, so no adjustments are reflected for these values required to be added as part of the CAP equity award adjustments. The fair value of option and stock awards is determined in accordance with ASC 718, “Compensation – Stock Compensation.” The fair value of outstanding performance-based stock awards reflects the expected performance results as of year-end.

In the tables above, changes in our stock price following the grant date of an equity award impact reported CAP values. The values reported above in each year, and over the three-year cumulative period, reflect how the awarded compensation can fluctuate year-over-year, largely as a result of our year-end
stock price, among other factors. This illustrates our
“pay-for-performance”
philosophy as well as the design of our compensation program. The values in the table above reflect that the compensation of our PEO and our non-PEO
NEOs is higher when our stock price increases, and lower when the stock price decreases, demonstrating
the clear
alignment of the interests of our PEO and
non-PEO
NEOs and our stockholders.
The values in the table above are based on our
year-end
stock price, as required under the PVP disclosure rule. Since 2020, most industries including automotive have been significantly impacted by the ongoing challenges of the
COVID-19
pandemic and supply chain disruptions, and our stock price fluctuated significantly during this period with the low stock price, high stock price and year-end
stock price during each applicable year shown in the table below:

Year	Stock Price Low	Stock Price High	Stock Price at Year-End

2022	$119.69	$192.81	$124.02

2021	$146.17	$203.13	$182.95

2020	$70.00	$164.69	$159.03

Accordingly, CAP for our PEO and Average CAP for our
non-PEO
NEOs could have been significantly different if other dates were used to value our stock or if our stock price happened to be higher or lower on the last day of the applicable year.
Additionally, the value of performance-based stock awards is impacted to a much lesser extent by the expected performance results which may vary from year to year and from actual performance at the completion of the performance periods. For example, the expected performance results of the Adjusted Pretax Income portion of the 2020–2022 Performance Share award was 111% of target at the end of 2020, 100% of target at the end of 2021 and was earned at
102
% of target at the end of 2022.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote [Text Block]	Mr. Scott served as PEO and Messrs. Cardew, Orsini, DiDonato and Esposito served as non-PEO NEOs for 2022, 2021 and 2020.
Peer Group Issuers, Footnote [Text Block]
(5)
Our PVP Peer Group is the same peer group used in the
Performance
Graph for
purposes
of Item 201(e)(1)(ii) of Regulation
S-K
in our Annual Report on Form
10-K
(“10-K
Peer Group”). Our
10-K
Peer Group was selected because we do not believe that there is a single published industry or line of business index that is appropriate for comparing total shareholder returns. As a result, our selected
10-K
Peer Group is

comprised of representative independent automotive suppliers whose common stock is publicly traded. For 2022, column (g) reflects the three-year Peer Group Cumulative TSR, that was determined using our 2022
10-K
Peer Group, which is comprised of the following companies: Adient plc, American Axle & Manufacturing Holdings Inc., Aptiv PLC, Autoliv, Inc., BorgWarner Inc., Continental AG, Cooper-Standard Holdings Inc., Dana Incorporated, Faurecia, Gentex Corporation, Gentherm Incorporated, Magna International Inc., Valeo and Visteon Corporation. For 2021 and 2020, column (g) reflects the two-year
and
one-year
Peer Group Cumulative TSR, respectively, of our
10-K
Peer Group used in 2021 and 2020. This prior
10-K
Peer Group included the same companies as our 2022
10-K
Peer Group, plus Tenneco Inc. In 2022, Tenneco Inc. was acquired and is no longer a publicly traded company. As such, Tenneco Inc. is excluded from our
10-K
Peer Group. The 2022 three-year Peer Group Cumulative TSR reportable in column (g) would have been $85 if Tenneco Inc. had not been acquired and thus removed from our 2022
10-K
Peer Group.

PEO Total Compensation Amount	$ 15,376,344	$ 13,306,375	$ 14,714,769
PEO Actually Paid Compensation Amount	$ 4,822,793	23,444,040	16,162,189
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments to Determine CAP for PEO
Year	2022	2021	2020

SCT Total for PEO	$15,376,344	$13,306,375	$14,714,769
Pension Adjustments (1)
Subtract “Change in Actuarial Present Value” reported in the SCT	$0	$0	($366,594)
Equity Adjustments (2)
Subtract grant date fair value reported in the “Stock Awards” and “Option Awards” columns in the SCT	($11,118,747)	(9,737,072)	(11,700,831)
Add 1. Granted During the Year : end of year fair value of equity awards granted during the year that remain unvested as of year-end	$7,283,518	$12,089,428	$14,420,251
Add/Subtract 2. Prior Awards that Remain Outstanding : the change in fair value during the year of equity awards granted in a prior year that remain outstanding and unvested as of year-end	($3,867,535)	$1,757,058	$126,205
Add/Subtract 3. Prior Awards that Vested During the Year : the change in fair value of equity awards that vested during the year from the last day of the prior year to the vesting date	($2,850,787)	$6,028,251	($1,031,611)
TOTAL ADJUSTMENTS	($10,553,551)	$10,137,665	$1,447,420

CAP Total for PEO	$4,822,793	$23,444,040	$16,162,189

Non-PEO NEO Average Total Compensation Amount	$ 4,550,657	4,073,394	4,507,854
Non-PEO NEO Average Compensation Actually Paid Amount	$ 530,131	6,711,337	5,697,177
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments to Determine Average CAP for Non-PEO NEOs
Year	2022	2021	2020

Average SCT Total for Non-PEO NEOs	$4,550,657	$4,073,394	$4,507,854
Pension Adjustments (1)
Subtract “Change in Actuarial Present Value” reported in the SCT	$0	$0	($65,707)
Equity Adjustments (2)
Subtract grant date fair value reported in the “Stock Awards” and “Option Awards” columns in the SCT	($2,631,326)	($2,431,458)	(3,194,013)
Add 1. Granted During the Year : end of year fair value of equity awards granted during the year that remain unvested as of year-end	$1,730,867	$3,009,472	$3,909,610
Add/Subtract 2. Prior Awards that Remain Outstanding : the change in fair value during the year of equity awards granted in a prior year that remain outstanding and unvested as of year-end	($2,238,827)	$1,110,158	$506,184
Add/Subtract 3. Prior Awards that Vested During the Year : the change in fair value of equity awards that vested during the year from the last day of the prior year to the vesting date	($881,241)	$949,771	$33,249
TOTAL ADJUSTMENTS	($4,020,526)	$2,637,943	$1,189,323

Average CAP Total for Non-PEO NEOs	$530,131	$6,711,337	$5,697,177

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between CAP and Company Cumulative TSR and Peer Group Cumulative TSR during 2020 - 2022

The graph below reflects the relationship between (1) CAP for the PEO and Average CAP for the non-PEO
NEOs and (2) the Company’s and the Peer Group Cumulative TSR (assuming an initial fixed investment of $100) for the years ended December 31, 2022, 2021 and 2020. As shown below, the CAP for the PEO and Average CAP for the non-PEO
NEOs are generally aligned with the Company’s Cumulative TSR, primarily due to the Company’s use of equity incentives which are correlated to both the Company’s performance and stock price. The Company’s Cumulative TSR is generally aligned with the Peer Group Cumulative TSR. Our selected
10-K
Peer Group (which determines our PVP Peer Group) is comprised of representative independent automotive suppliers whose common stock is publicly traded. Beginning in 2020, the automotive industry, including Lear and the selected peer companies, has been navigating multiple macroeconomic challenges (e.g., the
COVID-19
pandemic, the Russia-Ukraine conflict, supply shortages, elevated inflation levels, higher interest rates, labor and energy shortages in certain markets, etc.) which have impacted financial performance and stock prices.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between CAP and Company Net Income over 2020 - 2022

As shown below, the Company’s CAP for the PEO and Average CAP for the non-PEO
NEO varied significantly each year, primarily due to the Company’s significant emphasis on equity incentives, which are sensitive to changes in stock price. The Company’s Net Income increased significantly in 2021 (reflecting the
COVID-19
pandemic in 2020) and decreased slightly in 2022 (reflecting the ongoing macroeconomic challenges described above). As a result, the
	CAP and Average CAP are generally aligned with the Net Income. Net Income is not used by the Company as a measure in either its annual or long-term incentive plans. While the Company does not use Net Income as a performance measure in the overall compensation program, the measure of Net Income is correlated with other financial measures which we do use in setting goals for both the annual and the long-term incentive programs.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between CAP and Company Adjusted Operating Income over 2020 - 2022

The chart below illustrates the relationship between the PEO and average
Non-PEO
CAP amounts and Lear’s Adjusted Operating Income for the applicable reporting year. We consider Adjusted Operating Income to be the most important financial measure used to link pay to performance during this period because it is both a key measure in our AIP and is the
	largest portion of a key measure in our LTI (Adjusted Pretax Income). Adjusted Operating Income is a well understood operating metric that can be influenced by all levels of employees of the Company and provides motivation to maximize earnings from current operations. It is substantially correlated with our stock price performance, and thus to CAP.
Total Shareholder Return Vs Peer Group [Text Block]
Relationship between CAP and Company Cumulative TSR and Peer Group Cumulative TSR during 2020 - 2022

The graph below reflects the relationship between (1) CAP for the PEO and Average CAP for the non-PEO
NEOs and (2) the Company’s and the Peer Group Cumulative TSR (assuming an initial fixed investment of $100) for the years ended December 31, 2022, 2021 and 2020. As shown below, the CAP for the PEO and Average CAP for the non-PEO
NEOs are generally aligned with the Company’s Cumulative TSR, primarily due to the Company’s use of equity incentives which are correlated to both the Company’s performance and stock price. The Company’s Cumulative TSR is generally aligned with the Peer Group Cumulative TSR. Our selected
10-K
Peer Group (which determines our PVP Peer Group) is comprised of representative independent automotive suppliers whose common stock is publicly traded. Beginning in 2020, the automotive industry, including Lear and the selected peer companies, has been navigating multiple macroeconomic challenges (e.g., the
COVID-19
pandemic, the Russia-Ukraine conflict, supply shortages, elevated inflation levels, higher interest rates, labor and energy shortages in certain markets, etc.) which have impacted financial performance and stock prices.

Tabular List [Table Text Block]
Most Important Measures Used to Determine 2022 CAP

The three items listed below represent the most important measures used to determine CAP for 2022. While we utilize several financial performance measures to align executive compensation with Lear’s performance, not all of those measures are represented in the table below. For further information on these measures, see “Compensation Discussion and Analysis.”

Most Important Performance Measures
Adjusted Operating Income
Adjusted Pretax Income
Free Cash Flow

Total Shareholder Return Amount	$ 94	136	117
Peer Group Total Shareholder Return Amount	86	128	117
Net Income (Loss)	$ 328,000,000	$ 374,000,000	$ 159,000,000
Company Selected Measure Amount	886	958	614
PEO Name	Mr. Scott
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Non-GAAP Measure Description [Text Block]	Adjusted Operating Income is a performance measure in the annual incentive plan and highly correlated to the other financial measures used in the annual and long-term incentive plans. See “Compensation Discussion and Analysis” for a description of how this measure is determined in 2022 and our “Compensation Discussion and Analysis” sections from our 2021 and 2022 proxies for how this value is determined for 2020 and 2021, respectively.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pretax Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Stock Price Low [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 119.69	$ 146.17	$ 70
Stock Price High [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	192.81	203.13	164.69
Stock Price at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	124.02	182.95	159.03
PEO [Member] | Change In Actuarial Present Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(366,594)
PEO [Member] | Grant Date Fair Value Reported In The Stock Awards And Option Awards Columns In The Sct [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,118,747)	(9,737,072)	(11,700,831)
PEO [Member] | End Of Year Fair Value Of Equity Awards Granted During The Year That Remain Unvested As Of YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,283,518	12,089,428	14,420,251
PEO [Member] | Change In Fair Value During The Year Of Equity Awards Granted In A Prior Year That Remain Outstanding And Unvested As Of YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,867,535)	1,757,058	126,205
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,553,551)	10,137,665	1,447,420
PEO [Member] | Change In Fair Value Of Equity Awards That Vested During The Year From The Last Day Of The Prior Year To The Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,850,787)	6,028,251	(1,031,611)
Non-PEO NEO [Member] | Change In Actuarial Present Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(65,707)
Non-PEO NEO [Member] | Grant Date Fair Value Reported In The Stock Awards And Option Awards Columns In The Sct [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,631,326)	(2,431,458)	(3,194,013)
Non-PEO NEO [Member] | End Of Year Fair Value Of Equity Awards Granted During The Year That Remain Unvested As Of YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,730,867	3,009,472	3,909,610
Non-PEO NEO [Member] | Change In Fair Value During The Year Of Equity Awards Granted In A Prior Year That Remain Outstanding And Unvested As Of YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,238,827)	1,110,158	506,184
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,020,526)	2,637,943	1,189,323
Non-PEO NEO [Member] | Change In Fair Value Of Equity Awards That Vested During The Year From The Last Day Of The Prior Year To The Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (881,241)	$ 949,771	$ 33,249